Nature of Operations (Tables)	12 Months Ended
Dec. 31, 2019
Nature of Operations [Abstract]
Summary of Noninterest Income

(dollars in thousands)	2019	2018
Noninterest Income
In-scope of Topic 606:
Service charges on deposit accounts	$301	$263
ATM Fees	384	398
Overdraft Fees	1,380	1,505
Safe deposit box rental	94	96
Loan related service fees	614	515
Debit card	1,424	1,330
Fiduciary activities	610	589
Commissions on mutual funds & annuities	141	185
Other income	500	782
Noninterest Income (in-scope of Topic 606)	5,448	5,663
Out-of-scope of Topic 606:
Net realized gains on sales of securities	254	213
Loan servicing fees	77	48
Gain on sales of loans	169	15
Earnings on and proceeds from bank-owned life insurance	830	1,126
Noninterest Income (out-of-scope of Topic 606)	1,330	1,402
Total Noninterest Income	$6,778	$7,065